Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Debt [Abstract]
Debt Disclosure
Facility	2019	2018
(a) Credit Facilities	—	62,500
(b) Term Bank Loans	1,544,551	1,544,622

Total	1,544,551	1,607,122
Less loan costs, net	(10,255)	(11,521)
Total long-term debt	1,534,296	1,595,601
Less current portion of debt	(238,351)	(163,870)
Add deferred finance costs, current portion	2,838	3,286

Total long-term portion, net of current portion and deferred finance costs	1,298,783	1,435,017

Schedule of Weighted-Average Interest Rate
Year ended December 31, 2019	4.41%
Year ended December 31, 2018	4.21%
Year ended December 31, 2017	3.47%

Schedule of Debt

Loan	Origination Date	Original Amount	Balance at January 1, 2019	New Loans	Prepaid	Repaid	Balance at December 31, 2019
Credit facility	2007	120,000	62,500	—	62,500	—	—
12-year term loan	2009	40,000	18,750	—	—	2,500	16,250
10-year term loan	2010	39,000	16,900	—	16,900	—	—
10-year term loan	2010	43,924	18,181	—	16,575	1,606	—
9-year term loan	2010	42,100	21,300	—	21,300	—	—
10-year term loan	2011	48,000	24,000	—	24,000	—	—
9-year term loan	2011	48,650	25,948	—	25,948	—	—
8-year term loan	2011	73,600	73,672	—	—	6,406	67,266
7-year term loan	2014	42,000	30,800	—	28,000	2,800	—
6-year term loan	2014	193,239	169,120	—	127,250	8,476	33,394
7-year term loan	2014	40,400	36,377	—	35,036	1,341	—
6-year term loan	2014	78,744	72,925	—	—	4,669	68,256
6-year term loan	2014	39,954	37,457	—	—	2,497	34,960
5-year term loan	2015	35,190	31,280	—	—	1,955	29,325
7-year term loan	2015	35,190	30,792	—	—	2,199	28,593
7-year term loan	2015	39,900	29,019	—	—	3,627	25,392
5-year term loan	2015	82,775	56,908	—	—	10,347	46,561
6-year term loan	2015	46,217	32,351	—	—	4,622	27,729
7-year term loan	2015	44,800	36,800	—	—	3,200	33,600
12-year term loan	2016	309,824	252,433	—	—	21,502	230,931
5-year term loan	2016	33,104	21,996	—	19,450	2,546	—
4-year term loan	2016	18,125	10,875	—	9,063	1,812	—
7 1/2-year term loan	2017	85,000	79,333	—	—	5,667	73,666
4-year term loan	2017	122,500	92,314	—	—	15,594	76,720
6-year term loan	2018	80,000	76,255	—	—	7,490	68,765
5-year term loan	2018	180,000	151,014	—	—	23,122	127,892
5-year term loan	2018	44,000	44,000	—	—	4,700	39,300
5-year term loan	2018	48,650	48,650	—	—	6,081	42,569
8-year term loan	2018	82,752	5,172	51,720	—	—	56,892
5-year term loan	2018	62,500	—	62,500	—	3,000	59,500
6-year term loan	2019	88,150	—	88,150	14,272	4,358	69,520
5-year term loan	2019	38,250	—	38,250	—	3,187	35,063
4-year term loan	2019	26,000	—	26,000	—	—	26,000
7-year term loan	2019	56,352	—	6,979	—	—	6,979
10-year term loan	2019	54,387	—	6,733	—	—	6,733
7-year term loan	2019	72,000	—	72,000	—	—	72,000
5-year term loan	2019	71,036	—	71,036	—	1,341	69,695
5-year term loan	2019	36,000	—	36,000	—	—	36,000
5-year term loan	2019	35,000	—	35,000	—	—	35,000

Total			1,607,122	494,368	400,294	156,645	1,544,551

Debt Principal Payments
Year	Amount
2020	238,351
2021	224,044
2022	164,367
2023	347,775
2024	250,978
2025 and thereafter	319,036

1,544,551